Offerings - Offering: 1	Oct. 16, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value of $0.001 per share
Amount Registered | shares	50,417
Proposed Maximum Offering Price per Unit	90.845
Maximum Aggregate Offering Price	$ 4,580,132.36
Fee Rate	0.01531%
Amount of Registration Fee	$ 701.22
Offering Note

(1)	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the registrant’s Registration Statement on Form S-3ASR (Registration No. 333-265636) (the “Registration Statement”) also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

(2)	Estimated in accordance with Rule 457(c) solely for purposes of calculating the registration fee on the basis of the average of the high and low prices of registrant’s ordinary shares as reported on the Nasdaq Global Select Market on October 9, 2024.

(3)	Calculated in accordance with Rule 457(r) under the Securities Act. Represents deferred payment of the registration fees in connection with the Registration Statement paid herewith.